Customer Co-Investment Program - Additional Information (Detail) € / shares in Units, € in Millions			1 Months Ended	12 Months Ended
	Nov. 24, 2012 EUR (€) € / shares	Jul. 09, 2012 EUR (€) Agreement € / shares	Nov. 30, 2012 EUR (€) shares	Dec. 31, 2015	Dec. 31, 2012 EUR (€)	Oct. 31, 2012 shares	Sep. 12, 2012 shares	Aug. 27, 2012 EUR (€)	Aug. 05, 2012 EUR (€)
Related Party Transaction [Line Items]
Contribution of Participating Customers		€ 1,380.0
Shares received in relation to shares issued under customer co investment program | shares			96,566,077
Net proceeds from shares issued under CCIP			€ 3,850.0
Selling price of shares included in the customer co-investment program (in EUR per share) | € / shares		€ 39.91
Intel shareholders agreement date				Sep. 12, 2012
Suspension event voting restrictions percentage of issued share capital				25.00%
Period of restriction or exclusion of pre-emption rights				12 months
Repurchase of shares, percentage				25.00%
Authorization to repurchase shares, period				12 months
Additional purchases allowed anniversary				6 years
Percentage of acquisition of outstanding share capital Maximum				19.90%
Percentage of acquisition of outstanding share capital Minimum				20.00%
Permission to acquire outstanding shares outside of Intel foundation				4.99%
Percentage of outstanding share capital				5.00%
Period of acquisition of shares				18 months
Transfer of shares, period				6 months
Percentage of votes in General Meeting				50.00%
Termination period of NRE funding agreement				Dec. 31, 2017
Period forecasted to install 450mm lithography equipment				2022
Transfer of ordinary shares restriction period				2 years 6 months
Intel [Member]
Related Party Transaction [Line Items]
Fund for R&D project		€ 829.0
Investment in ordinary shares as percentage of issued share capital		15.00%
Equity participation, amount		€ 2,513.0
Percentage of outstanding share capital				2.00%
Percentage of transfer of shares				4.00%
Number of funding agreements entered | Agreement		2
Intel [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Funding payable over the term				2013
Intel [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Funding payable over the term				2017
TSMC EUV NRE Funding Agreement [Member]
Related Party Transaction [Line Items]
Fund for R&D project									€ 276.0
Samsung EUV NRE Funding Agreement [Member]
Related Party Transaction [Line Items]
Fund for R&D project								€ 276.0
TSMC [Member]
Related Party Transaction [Line Items]
Investment in ordinary shares as percentage of issued share capital									5.00%
Equity participation, amount									€ 838.0
Percentage of outstanding share capital				1.00%
TSMC [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Funding payable over the term				2013
TSMC [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Funding payable over the term				2017
Samsung [Member]
Related Party Transaction [Line Items]
Investment in ordinary shares as percentage of issued share capital								3.00%
Equity participation, amount								€ 503.0
Percentage of transfer of shares				1.50%
Samsung [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Funding payable over the term				2013
Samsung [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Funding payable over the term				2017
Intel 450 MM NRE Funding Agreement [Member]
Related Party Transaction [Line Items]
Fund for R&D project		€ 553.0
Intel EUV NRE Funding Agreement [Member]
Related Party Transaction [Line Items]
Fund for R&D project		€ 276.0
Synthetic Share Buyback [Member]
Related Party Transaction [Line Items]
Net proceeds from shares issued under CCIP	€ 3,853.9				€ 3,853.9
Selling price of shares included in the customer co-investment program (in EUR per share) | € / shares	€ 39.91	€ 39.91
Foundation Intel [Member]
Related Party Transaction [Line Items]
Shares issued related to Ccip | shares							62,977,877
Foundation Administration Office TSMC [Member]
Related Party Transaction [Line Items]
Shares issued related to Ccip | shares						20,992,625
Foundation Administration Office Samsung [Member]
Related Party Transaction [Line Items]
Shares issued related to Ccip | shares							12,595,575